Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of the year	$ 0.7	$ 0	$ 2.5
Additions in current year	1.1	0.7	0
Lapse of statute of limitation	0	0	(2.5)
Unrecognized tax benefits at end of the year	$ 1.8	$ 0.7	$ 0